Revenue - Revenue from contracts with customers (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Revenue	$ 234,139	$ 252,780	$ 479,688	$ 434,094	$ 260,892
Revenues included in the balance of deferred revenue at the beginning of the period			361,047	300,612
In-game purchases
Revenue
Revenue	218,339	241,958	459,660	406,594	245,833
Advertising
Revenue
Revenue	$ 15,800	$ 10,822	$ 20,028	$ 27,500	$ 15,059